Investment Risks - American Century Government Income Trust	Aug. 01, 2026
CAPITAL PRESERVATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
CAPITAL PRESERVATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GINNIE MAE FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
GINNIE MAE FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen weighted average maturity and potentially reduce the value of these securities.
GINNIE MAE FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
GINNIE MAE FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
GINNIE MAE FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
GINNIE MAE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
GINNIE MAE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GOVERNMENT BOND FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds or short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
GOVERNMENT BOND FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen weighted average maturity and potentially reduce the value of these securities.
GOVERNMENT BOND FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
GOVERNMENT BOND FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
GOVERNMENT BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
GOVERNMENT BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SHORT-TERM GOVERNMENT FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds. A period of rising interest rates may negatively affect the fund’s performance.
SHORT-TERM GOVERNMENT FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen weighted average maturity and potentially reduce the value of these securities.
SHORT-TERM GOVERNMENT FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
SHORT-TERM GOVERNMENT FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
SHORT-TERM GOVERNMENT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
SHORT-TERM GOVERNMENT FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
INFLATION-ADJUSTED BOND FUND | Interest Rate Risks Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
INFLATION-ADJUSTED BOND FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivative instruments involves risks different from the risks associated with investing directly in securities and other traditional instruments. The fund’s use of derivatives, and in particular its use of inflation swap agreements and credit default swap agreements, are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are also subject to a number of additional risks including liquidity, interest rate, market, credit and correlation risk. In addition, gains or losses involving some futures and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
INFLATION-ADJUSTED BOND FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
INFLATION-ADJUSTED BOND FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
INFLATION-ADJUSTED BOND FUND | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk — If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities will be reduced. In addition, interest payments on inflation-indexed bonds may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the fund may have no income at all from such investments.
INFLATION-ADJUSTED BOND FUND | Credit Risks Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of the fund’s debt securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
INFLATION-ADJUSTED BOND FUND | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk — Issuers of high-yield securities, or junk bonds, are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities (junk bonds) are also inherently speculative.
INFLATION-ADJUSTED BOND FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
INFLATION-ADJUSTED BOND FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
INFLATION-ADJUSTED BOND FUND | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
INFLATION-ADJUSTED BOND FUND | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk — Collateralized obligations, such as collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rate of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
INFLATION-ADJUSTED BOND FUND | When-Issued And Forward Commitment Risk Member
Prospectus [Line Items]
Risk [Text Block]	When-Issued and Forward Commitment Risk — When-issued and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
INFLATION-ADJUSTED BOND FUND | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
INFLATION-ADJUSTED BOND FUND | Mortgage Dollar Rolls Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage Dollar Rolls Risk — If the counterparty to whom the fund sells the security becomes insolvent, the fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the fund is required to repurchase may be worth less than the security that the fund originally held.

INFLATION-ADJUSTED BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
INFLATION-ADJUSTED BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.